Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Basis for consolidation

3.1.Basis for consolidation

The consolidated financial statements comprise the financial statements of the Azul and its subsidiaries as at December 31, 2017. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee, and

•	The ability to use its power over the investee to affect its returns.

The Company re-assesses whether or not it controls an investee when facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when assets, liabilities, income and expenses of a subsidiary acquired during the year are included in the statement of comprehensive loss from the date the Company gains control, and ceases on the date the Company loses control of the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to align their accounting policies with those of the Company. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

Cash and cash equivalents

3.2.Cash and cash equivalents

Cash and cash equivalents are held in order to meet short-term cash commitments and not for investment or other purposes. The Company considers as cash equivalents deposits or instruments, which are readily convertible into a known cash amount and subject to an insignificant risk of change in value. The Company considers as cash equivalents, instruments with original maturities of less than three months.

Financial instruments - initial recognition and subsequent measurement

3.3.Financial instruments - initial recognition and subsequent measurement

i)Financial assets

Initial recognition and measurement

Financial assets are classified as financial assets at fair value through profit or loss, loans and receivables, investments held to maturity, financial assets available for sale, or derivatives designated as hedging instruments. Financial assets are classified at inception in one of the above mentioned categories.

Financial assets are initially recognized at fair value plus transaction costs directly attributable to the acquisition of the financial assets, with the exception of financial assets recorded at fair value through profit or loss.

The financial assets of the Company include cash and cash equivalent, short-term investments, restricted investments, loans and trade and other receivables, as well as derivative financial instruments.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are expected to be sold in the short-term. This category includes short-term investments, restricted investments and derivative financial instruments entered into by the Company that do not meet the criteria for hedge accounting as defined by IAS 39.

Financial assets at fair value through profit or loss are recorded at fair value on the statement of financial position at fair value, with corresponding gains or losses recognized in the statements of operations.

The Company classifies financial assets at fair value through profit or loss because it intends to trade them in the short term. Reclassification to loans and receivables, available for sale or held to maturity depends on the nature of the asset. Financial assets designated at fair value through profit or loss using the fair value option at the moment of presentation cannot be reclassified after initial recognition.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments. After initial measurement, these financial assets are recorded at amortized cost using the effective interest method, less impairment losses. The amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs incurred. The amortization of the effective interest method is recorded as financial income in the statements of operations. Impairment losses are recognized as financial expenses in the statements of operations.

Derecognition

Financial assets, or where appropriate, part of a financial asset or part of a group of similar financial assets, are derecognized when:

•	The rights to receive cash flows from the assets have expired; or

•

The Company has transferred their rights to receive cash flows of the assets and (a) the Company has substantially transferred all the risks and benefits of the assets, or (b) the Company has not transferred or retained substantially all the risks and benefits related to the assets, but has transferred control of the assets.

When the Company has transferred their rights to receive cash flows from assets and has not transferred or retained substantially all the risks and rewards relating to an asset, that asset is recognized to the extent of the continuing involvement of the Company. In this situation, the Company also recognizes an associated liability.

The transferred assets and associated liabilities are measured based on the rights and obligations that the Company has retained. Continuing involvement that takes the form of a guarantee on the assets transferred is measured by the original book value of the assets or the maximum payment that may be required from the Company, whichever is lower.

ii)Impairment of financial assets

At every statement of financial position date, the Company assesses if there is any objective evidence of impairment of financial assets or groups of financial assets.

A financial asset or group of financial assets is considered impaired if there is objective evidence of a lack of recoverability as the result of one or more events that occurred after initial recognition (“loss event”) and when this event has an impact on future estimated cash flows of a financial asset that can be reasonably estimated.

Evidence of impairment loss may include an indication that counterparties are experiencing significant financial difficulty, late payments, defaults, bankruptcy or a likelihood that these entities will file for bankruptcy or other types of financial reorganization.

iii)Financial liabilities

Initial recognition and measurement

Financial liabilities are classified as financial liabilities at fair value through profit or loss, loans and borrowing, or as derivatives classified as hedge instruments, as appropriate. The Company determines the classification of its financial liabilities upon initial recognition.

Financial liabilities are initially recognized at fair value. Loans, financing, and debentures are recognized at fair value deducted from, directly related transaction costs.

Financial liabilities of the Company include accounts payable and other accounts payable, loans and financing, debentures and derivative financial instruments.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification, as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading, financial liabilities designated upon initial recognition at fair value through profit or loss and loans designated as “hedge item” in a fair value hedge.

Financial liabilities are classified as held for trading if they are acquired for the purpose of short term settlement. This category includes derivative financial instruments contracted by the Company that do not meet the criteria for hedge accounting as defined by IAS 39.

Gains and losses in liabilities held for trading are recognized in the statements of operations.

Loans and borrowings (including debentures)

After initial recognition, interest-bearing loans, financing and debentures are subsequently measured at amortized cost, using the effective interest rate method. Gains and losses are recognized in the statement of operations when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included as finance expenses in the statement of operations.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires.

When an existing financial liability is replaced by another from the same lender with substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability, with the difference in the corresponding book values recognized in the statements of operations.

iv)Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liability simultaneously.

v)Fair value of financial instruments

The fair value of financial instruments actively traded in organized financial markets is determined based on prices quoted in the market at close of business at the statement of financial position date, not including the deduction of transaction costs.

The fair value of financial instruments for which there is no active market is determined using valuation techniques. These techniques can include use of recent market transactions, references to the current fair value of other similar instruments, analysis of discounted cash flows, or other valuation models.

An analysis of the fair value of financial instruments and more details about how they are calculated are described in Note 5.

Derivative financial instruments and hedge accounting

3.4.Derivative financial instruments and hedge accounting

Initial recognition and subsequent measurement

The Company uses derivative financial instruments, such as currency forward contracts options, forward contracts, and interest rate swaps to hedge its foreign currency risks and interest rate risk as well as commodity price risk. Derivative financial instruments are recognized initially at fair value on the date when the derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are presented as financial assets when the instrument’s fair value is positive and as financial liabilities when fair value is negative.

Any gains or losses from changes in the fair value of derivatives during the year are recorded directly in the statements of operations for the period, except for the effective portion of cash flow hedges that are recognized directly in other comprehensive loss.

These gains or losses are then recorded in the statements of operations when the hedge item affects the statements of operations.

The following classifications are used for hedge accounting purposes:

•	Fair value hedge when hedging against exposure to changes in fair value of recognized assets or liabilities, or an unrecognized firm commitment.

•

Cash flow hedge when providing protection against changes in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction which may affect the income or foreign currency risk in an unrecognized firm commitment.

On inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting, as well as the Company’s objective and risk management strategy for undertaking the hedge. The documentation includes identification of the hedge instrument, the item or transaction being hedged, the nature of the risk being hedged, the nature of the risks excluded by the hedge, a prospective statement of the effectiveness of the hedge relationship and how the Company will assess the effectiveness of the changes in the hedging instruments fair value in offsetting the exposure to changes in the fair value of the item being hedged or cash flows attributable to the risk being hedged. It is expected that these hedges are highly effective in offsetting any changes in fair value or cash flows, and they are continually assessed to determine whether they actually have been highly effective over all the reporting periods for which they were designated.

Hedges that meet the criteria for hedge accounting are accounted for as follows:

Fair value hedge

The gain or loss resulting from changes in fair value of a hedge instrument (for derivative hedge instrument) or the foreign exchange component of its carrying amount measured in accordance with IAS 21 (for non-derivative hedge instrument) is recognized in the statements of operations. The gain or loss from the hedge item attributable to the hedged risk should adjust the carrying amount of the hedged item and is also recognized in the statements of operations.

If the hedged item is derecognized, the unamortized fair value is recognized immediately in the statement of operations.

When an unrecognized firm sales commitment is designated as a hedged item in a hedge relationship, the change in fair value of the firm sales commitment attributable to the hedge risk is recognized as a financial asset or as a financial liability, with the recognition of a corresponding gain or loss in the statements of operations. The accumulated balance in the statement of financial position resulting from successive changes in fair value of the firm sales commitment attributable to the hedged risk will be transferred to the balance of the hedged item upon its recognition (recognition of balance of accounts payable or accounts receivable).

The Company holds interest rate swaps to hedge against its exposure to changes in fair value of some of its aircraft financing (Note 21).

Cash flow hedge

The effective portion of a gain or loss from the hedge instrument is recognized directly in other comprehensive loss while any ineffective portion of the hedge is recognized immediately in financial income (expenses).

The amounts recorded in other comprehensive loss are transferred to the statement of operations in tandem with the hedged transaction impact on profit or loss, for example when a forecasted sale occurs or when the income or expense being hedged is recognized. When the hedged item is the cost of a non-financial asset or non-financial liability, the amounts recorded as other comprehensive loss are transferred to initial carrying amount of the non-financial assets or liability.

If the occurrence of the forecast transaction or firm commitment is no longer likely, the amounts previously recognized in other comprehensive loss are transferred to the statement of operations. If the hedge instrument expires or is sold, terminated, exercised without replacement or rollover, or if its designation as a hedge is revoked, any cumulative gain or loss previously recognized in comprehensive loss remains deferred in other comprehensive loss until the forecast transaction or firm commitment affects profit or loss.

The Company uses swap contracts to hedge against its exposure to the risk of changes in interest rates related to its finance lease transactions.

Current and non-current classification

Derivative instruments that are not classified as effective hedge instruments are classified as current, non-current or segregated into current or non-current portions based on the underlying contractual cash flows.

•

When the Company expects to maintain a derivative as an economic hedge (and do not apply hedge accounting) for a period exceeding 12 months after the statement of financial position date, the derivative is classified as non-current (or segregated into current and non-current portions), consistent with the classification of the underlying item.

•	Embedded derivatives that are not closely related to the host contract are classified in a manner consistent with the cash flows of the host contract.

•

Derivative instruments that are designated as and are effective hedge instruments are classified consistently with the classification of the underlying hedged item. The derivative instrument is segregated into current and non-current portion only if a reliable allocation can be made.

Inventories

3.5.Inventories

Inventories consist of aircraft maintenance parts, snack supplies and uniforms. Inventories are valued at cost or net realizable value, whichever is lower, net of any provision for inventory.

Taxes

3.6.Taxes

Income tax expense, deferred tax assets and liabilities reflect management’s best assessment of estimated current and future taxes to be paid. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized and the tax rates used, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

Provisions for income tax and social contribution are based on the taxable income of the year considering the offset of tax loss carryforwards, up to the limit of 30% of annual taxable income. Tax rates and tax laws used to calculate the amounts are those in force at the statement of financial position dates. The income from foreign subsidiaries is subject to taxation pursuant to local tax rates and legislation. In Brazil, these incomes are taxed according to Law 12.973/14.

Deferred income taxes and social contribution arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future.

Deferred income tax assets and liabilities are measured at tax rates that are expected to be applicable in the year that the assets will be realized or the liability settled, based on tax rates (and tax law) enacted or substantially enacted on each statement of financial position date.

The book value of the deferred tax assets is presented net if there is a legal or contractual right to offset tax assets against tax liabilities and deferred taxes are related to the same taxable entity and is reviewed on each statement of financial position date and written off to the extent that it is no longer probable that taxable profits will be available to allow that all or part of the deferred taxes assets will be used.

Unrecognized deferred tax assets are reassessed on each statement of financial position date and are recognized to the extent that it becomes probable that future taxable profit will allow that the deferred tax assets be recovered.

Deferred income tax and social contribution relating to equity items are recognized directly in equity. The Company assesses on a regular basis the tax status of situations in which tax law requires interpretation and records provisions if appropriate.

Foreign currency transactions

3.7.Foreign currency transactions

The consolidated financial statements are presented in Brazilian reais (R$), which is the Company’s functional currency.

Transactions in foreign currencies are initially translated into Brazilian reais using the exchange rates prevailing at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rates prevailing at the statement of financial position date.

Non-monetary items denominated in foreign currency at historical cost basis are translated into the functional currency using the exchange rates on the dates of original transactions. Non-monetary items denominated in foreign currency measured at fair value are translated using the exchange rates prevailing on the date of determination of fair value.

Differences arising on settlement or transaction of monetary items are recognized in the statement of operations. Changes in fair value of the hedging instruments are recorded using the accounting treatment described in note 3.4. “Derivative financial instruments and hedge accounting”.

Property and equipment

3.8.   Property and equipment

Assets included in property and equipment are stated at acquisition or construction cost including interest and other financial charges, net of accumulated depreciation and accumulated impairment losses, if any. Pre-payments for aircraft under construction, including interest and finance charges incurred during the manufacturing period of the aircraft and leasehold improvements, are also recorded in property and equipment.

The Company receives credits from manufacturers on acquisition of certain aircraft and engines that may be used for the payment of maintenance services. These credits are recorded as a reduction of the cost of acquisition of the related aircraft and engines and against other accounts receivable.

These amounts are then charged to expense or recorded as an asset, when the credits are used to purchase additional goods or services. In the case of operating leases, these credits are deferred and recorded as a reduction of operating lease expenses on a straight line basis during the term of the respective agreement.

Owned aircraft are recorded at cost of acquisition and are subject to impairment testing, if there are impairment indicators. Aircraft equipment, rotables and tools, including reparable spare parts with useful lives that exceed one year, are recorded as property, plant and equipment at cost of acquisition.

Aircraft lease agreements are accounted for as either operating or finance leases (note 3.12).

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Aircraft	12 years
Leasehold improvements	5 years
Aircraft equipment	12 years
Computer equipment and peripherals	5 years
Tools	5 years
Heavy maintenance — engines	5 to 6 years
Heavy maintenance — structural checks	2 to 10 years
Engines	12 years
Furniture and fixtures	10 years
Simulators	20 years
Vehicles	5 years

The net book value and useful life of assets and the depreciation methods are reviewed at the end of each year and adjusted prospectively, if necessary.

The Company considers that its aircraft have four major components; airframe, engines, heavy maintenance and structural checks. The Company allocates a maintenance cost component to engines and structural checks as a portion of the total aircraft cost at the moment of acquisition. This component is depreciated over its useful life, which is the period extending up to the next heavy maintenance or structural check or the remaining useful life of the engines, whichever is shorter. The Company has maintenance contracts for its engines that cover all significant maintenance activities. The Company has “power-by-the-hour” type contracts, such agreements estipulate a rate for maintenance per hour flown, which are paid in accordance with the total hours flown when maintenance occurs.

Repairs and routine maintenance are expensed in the period in which they are incurred. Significant maintenance costs are capitalized when it is likely that they will result in future economic benefits that exceed the originally assessed performance target for existing assets of the Company. Capitalized maintenance cost is depreciated over the period of time from when they were capitalized through the next scheduled significant maintenance event. Heavy maintenance on aircraft held under operating lease is expensed at the time of the event, and it is recorded in the “maintenance material and repair” line items.

Depreciation expense of major capitalized maintenance expenses is recorded in “Depreciation and amortization” in the consolidated statement of operations.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in “Other operating expenses, net”.

Business Combinations

3.9.Business Combinations

The Company accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, based on its fair value on the acquisition date. Costs directly attributable to the acquisition are expensed as incurred. The assets acquired and liabilities assumed are measured at fair value, classified and allocated according to the contractual terms, economic circumstances and relevant conditions on the acquisition date. Goodwill is measured as the excess of the consideration transferred over the fair value of net assets acquired. If the consideration transferred is smaller than the fair value of net assets acquired, the difference is recognized as a gain on bargain purchase in the statement of operations. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the years ended December 31, 2017 and 2016, the Company has not completed any business combination transaction.

For combinations between entities under common control, the Company accounts under the Predecessor Accounting Method. Assets and liabilities of the acquired entity are stated at predecessor carrying values. These intra-group transactions have no impact in the consolidated financial statements.

Intangible assets

3.10.Intangible assets

Separately acquired intangible assets are measured at cost on initial recognition. After initial recognition, intangible assets are stated at cost, less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets are not capitalized.

The useful life of intangible assets is assessed as definite or indefinite.

Intangible assets with definite useful lives are amortized over their estimated useful lives and tested for impairment, whenever there is an indication of any loss in the economic value of the assets. The period and method of amortization for intangible assets with definite lives are reviewed at least at the end of each fiscal year or when there are indicators of impairment. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization of intangible assets with definite lives is recognized in the statements of operations in the expense category consistent with the use of intangible assets (Note 15).

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment at each year-end or whenever there is an indicator that their carrying amount cannot be recovered. The assessment is reviewed annually to determine whether the indefinite useful life continues to be supportable. If not, the change in useful life from the indefinite to definite is made on a prospective basis.

Gains and losses resulting from the disposal of intangible assets are measured as the difference between the net disposal proceeds and the book value of assets, and are recognized in the statements of operations.

In connection with the acquisition of TudoAzul (former TRIP), the Company identified airport operating licenses as having indefinite useful lives.

The fair value of Pampulha, Santos Dumont and Fernando de Noronha airports operating licenses were recognized at fair value at the acquisition date. Fair value of operating licenses was based on estimated discounted future cash flows. Operating licenses are considered to have indefinite useful lives due to several factors, including requirements for necessary permits to operate within Brazil and limited landing rights availability in Brazil’s most important airports regarding traffic volume.

Impairment of non-financial assets

3.11.Impairment of non-financial assets

The Company performs an annual review for impairment indicators in order to assess events or changes in economic, technological, or operating conditions which may indicate that an asset is not recoverable. If any, those indicators are identified when performing the annual impairment testing and the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash generating unit’s (CGU) fair value less cost to sell and its value in use. When the carrying amount of intangibles exceed its recoverable amount, an impairment charge is recorded and the asset is written down to its recoverable amount.

The Company operates as a single CGU.

In estimating the value in use of assets, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the weighted average cost of capital for the industry in which the cash-generating unit operates. The fair value less cost to sell is determined, whenever possible, based on a firm sales agreement carried out on an arm’s length basis between known and interested parties, adjusted for expenses attributable to asset sales, or when there is no firm sale commitment, based on the market price of an active market or most recent transaction price of similar assets.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

The following assets have specific characteristics for impairment testing:

Goodwill

Goodwill is tested for impairment annually or when circumstances indicate that the carrying value may not be recoverable.

Impairment is determined for goodwill by assessing the recoverable amount of the single CGU taking the Company as a whole. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets

Intangible assets with indefinite useful lives are tested for impairment annually at the CGU level, and when circumstances indicate that the carrying value may be impaired.

Leases

3.12.Leases

A lease is classified at the inception date as a finance lease or an operating lease. The leases of property and equipment in which the Company substantially hold the risks and rewards incidental to ownership are classified as finance leases. Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance expenses in the statement of operations.

The present value of the minimum lease payments, is calculated using the implicit interest rate when it is clearly identified in the lease agreement.

The leased assets are depreciated over the remaining economic useful life of the leased assets or the contractual term, whenever there is no reasonable certainty that the Company will obtain ownership of the property at the end of the contractual term, whichever is shorter.

An operating lease is a lease other than a finance lease. Operating lease payments (including direct costs and incentives received from the lessor of each contract) are recognized as an operating expense on a straight-line basis over the lease term.

A sale and leaseback transaction involves the sale of an asset and leasing back the same asset.

Gains or losses related to sale-leaseback transactions classified as an operating leases upon the sale are immediately recognized as other (expense) income when it is clear that the transaction was at fair value. If the sale price is below fair value any gain or loss is recognized immediately, except if a loss is compensated by future lease payments at below market price, in which case, it is deferred and amortized in proportion to the lease payments over the contractual lease term.

Gains or losses related to sale-leaseback transactions classified as financial lease, upon the sale, are deferred and amortized over the lease term.

Sublease is an operation in which the Company has an original lease of a particular asset that is transferred to a third party generating a new lease under conditions that may be the same or different from the original lease.

The original contract lease expense is recognized in the statement of operations under “Aircraft and other rent” and the income from the sublease under “Other revenues”.

In certain circumstances, such as market conditions in which the contracts were negotiated, it may occur that the amount of rental expense paid is higher from the rental income received in the sublease agreement. For contracts in which this situation is identified, the Company records a provision for onerous contracts in accordance with IAS 37 - “Provisions, Contingent Liabilities and Contingent Assets”.

Security deposits and maintenance reserves

3.13.Security deposits and maintenance reserves

a)Security deposits

Security deposits are guarantee deposits held as collateral related to aircraft lease contracts paid to lessors at the inception of the lease agreement that will be refunded to the Company when the aircraft is returned to the lessor at the end of the lease agreement. Security deposits are denominated in U.S. Dollars and do not bear interest.

b)Maintenance reserves

Certain master lease agreements provide that we pay maintenance reserves to aircraft lessors to be held as collateral in advance of the performance of major maintenance activities. Maintenance reserve deposits are reimbursable to us upon completion of the maintenance event in an amount equal to the lesser of (1) the amount of the maintenance reserve held by the lessor associated with the specific maintenance event or (2) the qualifying costs related to the specific maintenance event. Substantially all of these maintenance reserve payments are calculated based on a utilization measure, such as flight hours or cycles, and are used solely to collateralize the lessor for maintenance.

At the lease inception and at each statement of financial position date, we assess whether the maintenance reserve payments required by the master lease agreements are expected to be recovered through the performance of qualifying maintenance on the leased assets. Maintenance deposits expected to be recovered from lessors are reflected in security deposits and maintenance reserves in the accompanying statements of operations. We assess recoverability of amounts currently on deposit with a lessor, by comparing them to the amounts that are expected to be reimbursed at the time of the next maintenance event, and amounts not recoverable are considered maintenance costs.

Provisions

3.14.Provisions

Provisions are recognized when the Company has a present legal or constructive obligation, as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made.

When the Company expects that the value of a provision will be reimbursed, in whole or in part, as for example under an insurance contract, the reimbursement is recognized as a separate asset but only when reimbursement is virtually certain. The expense relating to any provision is presented in the statements of operations, net of any reimbursement.

The Company is party in other judicial and administrative proceedings. Provisions are set up for all legal claims related to lawsuits for which it is probable that an outflow of funds will be required to settle the legal claims obligation and a reasonable estimate can be made. The assessment of probability of loss includes assessing the available evidence, the hierarchy of laws, the most recent court decision and their relevance in the legal system, as well as the assessment of legal counsel.

Lease contracts determine in what conditions the Company must return the leased aircraft to the lessor. The Company estimates a provision based on the projected future costs to be incurred to return the asset in an acceptable condition as contractually required, taking into consideration the current fleet and long term maintenance plans.

Treasury shares

3.15.Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

Employee benefits

3.16.Employee benefits

i)Executive bonus

The Company records a provision for executive bonus, which payment is contingent to meeting predefined goals and it is recorded in the statement of operations under Salaries, wages and benefits.

ii)Share-based payment

The Company offered its executives share-based payments, to be settled with the Company shares, where the Company receives services provided by these professionals in consideration for share options and restricted stock units.

The cost of equity settled awards with employees is measured based on the fair value as of the grant date. In order to determine the fair value of share options, the Company uses the Black-Scholes option pricing model (Note 27).

The cost of equity settled awards is recognized together with a corresponding increase in equity, over the period in which performance and/or service conditions are fulfilled, ending on the date the employee acquires the full right to the award (vesting date). The cumulative expense for equity settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and management’s best estimate of the number of equity instruments that will be vested. The expense or credit in the statement of the operations for the period is recorded in “Salaries, wage and benefits” and represents the change in the accumulated expense recognized in the period.

No expense is recognized for awards that do not vest, except for awards in which vesting is subject to a market or non-vesting condition. These are treated as vested, regardless of whether the market conditions are met or not, provided that all the other exercise conditions are met.

When the terms of an equity settled award are modified, the minimum expense is that, that would have been recognized had the terms not been modified. An additional expense is recognized for any modification that increases the total fair value of the share based payment transaction or those otherwise benefits the employee, as measured at the date of modification.

When an equity settled award is cancelled, it is treated as having vested on the cancellation date and any expense not recognized for the award is immediately recognized. This includes any award in which the non-vesting conditions within the control of the Company or the counterparty are not met. However, if a new plan replaces the plan canceled and designated as a replacement award on the date of grant, the canceled plan and the new plan are treated as if they were a modification to the original plan, as described in the previous paragraph.

The cost of cash-settled transactions is measured initially at fair value at the grant date. This fair value is expensed over the service period with the recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in the statement of the operations for the period in ‘Salaries, wage and benefits’.

Revenue recognition

3.17.Revenue recognition

Flight revenue is recognized upon effective rendering of the transport service. Tickets sold and not used, corresponding to advanced ticket sales (air traffic liability) are recorded in current liabilities. Tickets expire in one year. The Company recognizes revenue for tickets sold upon the departure of the related scheduled flight and for tickets sold that are expected to expire unused (brakeage). The Company estimates the value of future refunds and exchanges, net of forfeitures for all unused tickets once the flight date has already passed. These estimates are based on historical data and experience from past events.

The estimated future refunds and exchanges included in the account of advance ticket sales are compared monthly to actual refunds and exchange activities in order to monitor if the estimated amount of future refunds and exchanges is reasonable (Note 18).

Other service revenues relate to ticket change fees, luggage fares, excess luggage, cargo transportation, Espaço Azul fee, charter and other services, which are recognized when services are rendered.

"TudoAzul" Program

3.18.“TudoAzul” Program

Under the “TudoAzul” program customers accrue points based on the amount spent on tickets flown. The amount of points earned depends on TudoAzul membership status, market, flight, day-of-week, advance purchase, booking class and other factors, including promotional campaigns. The Company recognizes revenue on points that are estimated to expire unused. Points in general expire in 2 years after the date earned regardless of activity in the account.

Upon the sale of a ticket, the Company recognizes a portion of the ticket sales as revenue when the transportation service occurs, as described in 3.17 above, and defers a portion corresponding to the points earned under the TudoAzul Program, in accordance with IFRIC 13, Customer Loyalty Programs in the account “Air Traffic Liabilities”.

The Company determines the estimated selling price of the air transportation and points as if each element is sold on a separate basis. The total consideration from each ticket sale is then allocated to each of these elements individually on a pro rata basis. The Company’s estimated selling price of points is based on market prices of airfares offered to travel agencies with high volumes of transactions.

The Company also sells points of the TudoAzul loyalty program to third parties. The related revenue is deferred and recognized as passenger revenue when points are redeemed and the related transportation service occurs. The fair value of a point is estimated on an annual basis using the average points redeemed and the estimated value of purchased tickets with the same or similar restrictions as frequent flyers awards.

The Company recognizes revenue for points sold and awarded that will never be redeemed by program members. The Company estimates such amounts annually based upon the latest available information regarding redemption and expiration patterns.

Points awarded or sold and not used are recorded in “Air traffic liability” (Note 18).

The Company entered into transaction with a Brazilian Bank for advertisement of the Co-branded credit card. At December 31, 2017, revenues related to the Co-branded credit card was in the amount of R$2.2 (December 31, 2016 — R$1.5).

Segment information

3.19.Segment information

IFRS 8 requires that operations are identified by segment based on internal reports that are regularity reviewed by the Company´s chief operating decision maker to allocate funds to segments and assess their performance.

The operations of the Company consist of air transportation services in Brazil. The Company’s management allocates funds based on the consolidated results. The main assets generating revenue of the Company are its aircraft, from which revenue is generated in Brazil. Other revenues are basically derived from cargo operations, interest on installment sales, luggage fares, excess luggage, penalties for cancellation of tickets, and all items are directly attributed to air transport services.

Based on how the Company manages its business and the way in which fund allocation decisions are taken, the Company has only one operating segment for financial reporting purposes.

New and amended standards and interpretations

3.20.New and amended standards and interpretations

The Company applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2017. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The nature and the effect of these changes are disclosed below:

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses).

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealized Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of deductible temporary difference related to unrealized losses. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount.

Annual Improvements Cycle - 2014-2016

Amendments to IFRS 12 Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10–B16, apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale.

Standards issued but not yet effective

3.21. Standards issued but not yet effective

IFRS 9 - Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 - Financial Instruments, which superseded IAS 39 - Financial Instruments: Recognition and Measurement and earlier versions of IFRS 9. IFRS 9 will be applicable for annual periods beginning on or after January 1, 2018.

Except for hedge accounting, retrospective application is required, but comparative information is not required. For hedge accounting, the requirements are generally applied prospectively, with few exceptions.

The Company plans to adopt the new standard on its effective date, with its impacts initially reflected on the interim financial statements for the period ended March, 31 2018.

The Company plans to opt not to present comparative information showing the results from the adoption of IFRS 9.

Classification and measurement

The new standard sets out new requirements for the classification and measurement of financial assets and liabilities. Financial assets will be classified under three categories according to the Company’s business model for managing them, as well as their contractual cashflow characteristics. The categories are: (i) amortised cost; (ii) fair value through other comprehensive income (FVOCI); or (iii) fair value through profit or loss (FVTPL).

For financial liabilities, the main change from IAS 39 is that IFRS 9 requires changes in the fair value of an entity’s own credit risk to be considered in other comprehensive income.

The Company classified its financial assets and liabilities in accordance with the business models established in IFRS 9 and evaluated the contractual terms of those instruments not measured at fair value through profit or loss. The Company anticipates that the implementation of this aspect of the IFRS 9 will not have a significant impact on its net equity at the implementation date.

Impairment

The new impairment model requires the recognition of impairment provisions for financial assets not measured at fair value through profit or loss based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. The financial assets have been classified based on their nature and risk characteristics.

The Company has opted for a simplified model for other receivables and will recognize the losses from possible events of default during the life of the receivables.

The estimate of the expected loss is based on the Company’s historical credit losses, adjusted for management’s expectations about future economic conditions for the relevant period. The Company will evaluate individually term deposits recognized at amortized cost and related parties receivables which present no credit loss history.

Based on the information available to date, the Company does not expect a significant increase in the allowance for doubtful accounts.

Hedge accounting

Under IFRS 9, the Company may opt to continue to apply IAS 39 requirements for hedge accounting, rather than adopting IFRS 9 requirements. At this date, the Company has not yet made the option to apply IFRS 9 requirements. The Company may opt to adopt IFRS 9 hedge accounting requirements at the beginning of any accounting period, including quarters.

IFRS 15 - Revenue from Contracts with Customers

IFRS 15, issued in May 2014, establishes a new constant five-step model, which will be applied to revenues from customer contracts. Under IFRS 15, revenues are recognized in an amount that reflects the consideration to which an entity expects to be entitled in exchange for the transfer of goods or services to a customer. The new revenue standard will replace all current revenue recognition requirements under IFRS.

Full retrospective adoption or modified retrospective adoption is required for annual periods beginning on or after January 1, 2018. The Company plans to adopt the new standard on the effective date of its entry into force, using the modified adoption method. In the course of 2017, the Company performed a preliminary assessment of IFRS 15, which is subject to change as we implement the changes.

The new standard will require the reclassification of ancillary revenues, such as baggage fees, administrative charges, upgrades and other travel related charges, that are currently classified in other revenue, to passenger revenue. In 2017 these revenues amounted to approximately R$0.6 billion. These ancillary fees are directly related to passenger travel and will no longer be considered distinct performance obligations separate from the passenger travel component. In this context, such ancillary revenues, which were previously recognized when sold, will be recognized when transportation is provided. We expect this change to increase our air traffic liability by approximately R$54 million at the time of the application of the new standard. We estimate the net impact of the deferral of the recognition of these ancillary revenues in 2017 to be approximately R$22 million.

The Company is evaluating the new standard impact on the fair value of the point and the calculation of the breakage for the Company’s loyalty program (TudoAzul)

We continue to evaluate this and the other impact to the financial statements due to the adoption of the new standard.

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and replaces IAS - 17 Leasing operations, IFRIC 4 - Determining whether an agreement contains a lease, SIC - 15 - Operating leases (Incentives) and SIC - 27 — Evaluating the Substance of Transactions in the Legal Form of a Lease.

IFRS 16 establishes the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single model in the balance sheet, similar to accounting for finance leases under IAS 17. The standard includes two exemptions of recognition for lessees - Leases of ‘low-value’ assets (e.g. personal computers) and short-term leases (i.e. lease terms of 12 months or less).

The expected areas of impact on Company upon adoption of the new standard are:

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Recognition of a right of use asset and a lease liability for operating leases on the Consolidated Balance Sheet. As of December 31, 2017, the Company has 120 aircraft and 21 engines classified as operating leases.

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Recognition of depreciation and interest expense instead of operating lease rental expense in the Consolidated Financial Statements. In 2017, lease rental expenses related to aircraft under operating leases amounted to R$1.1 billion.

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Capitalization of heavy maintenance and structural checks performed on aircraft under operating lease and depreciation of such assets in line with accounting policies applicable to owned aircraft and aircraft under finance lease. In 2017, expenses related to heavy maintenance and structural checks performed on aircraft under operating lease amounted to R$0.2 billion and were recognized under Maintenance materials and repairs within the Consolidated Statement of Operations.

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The Company’s aircraft lease rental payments are predominantly denominated in USD. While the Company’s foreign currency cash flow risk for lease rental payments are unchanged, the adoption of IFRS 16 will result in foreign currency denominated lease liabilities recognized on the balance sheet revaluing in response to exchange rate fluctuations in the USD/BRL exchange rate.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019.

IFRIC 22 — Foreign currency transactions and advance consideration

In December 2016, the IASB issued IFRIC 22, which deals with the exchange rate to be used in transactions that involve consideration paid or received in advance denominated in foreign currency. The interpretation clarifies that the date of transaction is the date on which the company recognizes the non-monetary asset or liability. IFRIC 22 will be effective for annual periods beginning on or after January 1, 2018. The Company does not expect this interpretation to have significant impacts, as transactions with these characteristics already comply with this standard.

IFRIC 23 — Uncertainty over income tax treatments

In June 2017, the IASB issued IFRIC 23, which clarifies the application of requirements in IAS 12 “Income Taxes” when there is uncertainty over the acceptance of income tax treatments by the tax authority. The interpretation clarifies that, if it is not probable that the tax authority will accept the income tax treatments, the amounts of tax assets and liabilities shall be adjusted to reflect the best resolution of the uncertainty. IFRIC 23 will be effective for annual periods beginning on or after January 1, 2019, and the Company does not expect significant impacts from the adoption of this standard.